Other (Losses) Gains	9 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Other (Losses) Gains	Other (Losses) Gains

		Nine months ended March 31, 2023	Year ended June 30, 2022
		$	$
Share of net income from investment in associates	8	33	(293)
Loss on extinguishment of derivative investment	6(a)	—	(9,096)
Unrealized loss on derivative investments	7(b)	(15,796)	(19,951)
Unrealized gain on derivative liability	19(c)	27,663	90,263
Unrealized gain (loss) on changes in contingent consideration fair value	29	5,238	(5)
Gain (loss) on disposal of assets held for sale and property, plant and equipment	12	(914)	373
Contract termination fee	26(b)	(2,750)	—
Government grant income	5	—	10,757
Provisions		(4,145)	(3,372)
Realized loss on repurchase of convertible debt	16	(10,874)	(19,353)
Other losses		(3,564)	(2,235)
Total other (losses) gains		(5,109)	47,088